Pension, Savings, And Other Employee Benefits (Schedule Of Estimated Net Actuarial (Gain)/Loss, Prior Service Cost/(Credit), And Transition (Asset)/Obligation) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior servce cost/(credit)	$ 353	$ 398
Net actuarial (gain)/loss	9,601	35,297
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net transition obligation	0	736
Prior servce cost/(credit)	34	(9)
Net actuarial (gain)/loss	$ 67	$ (611)